RECEIVABLES, REPAYMENTS AND OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other current receivables [abstract]
Schedule of accounts receivable

(in millions)	September 30, 2022	December 31, 2021
Current:
Trade receivables, other than related parties	$798	$872
Unbilled accounts receivable (1)	24	43
Other receivables	264	239
Receivables from government grants	48	46
Receivables from related parties	12	8
Derivative assets	23	23
	$1,169	$1,231
Non-current:
Advances to suppliers (2)	$241	$199
Non-trade receivables	11	13
Other	41	42
Total	$293	$254
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
(2) Primarily represents advances to suppliers to offset against future purchases.
Schedule of unbilled accounts receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable for the nine months ended September 30, 2022 and the twelve months ended December 31, 2021, respectively:

(in millions)	September 30, 2022	December 31, 2021
Balance, beginning of period	$43	$62
Revenue recognized during the period	78	44
Amounts invoiced	(97)	(69)
Other	—	6
Balance, end of period	$24	$43